Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000217972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Without Sales Load [Member] | C000217972
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%	14.28%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	23.81%	15.02%
T. Rowe Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	14.37%	13.22%